UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile  Molineaux

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

        (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

09/30

Date of reporting period: 06/30/2012

Item 1.  Schedule of Investments.

Equinox Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 65.5%
	DEBT FUNDS - 65.5%
23,800	iShares Barclays 1-3 Year Credit Bond Fund	$ 2,492,098
11,050	iShares Barclays Aggregate Bond Fund	1,229,865
39,750	SPDR Barclays Capital Short Term Corporate Bond ETF	1,210,388
47,950	Vanguard Short-Term Bond ETF	3,890,183
49,500	Vanguard Short-Term Corporate Bond ETF	3,917,925
	TOTAL EXCHANGE TRADED FUNDS
	(Cost - $12,690,385)	12,740,459

	SHORT-TERM INVESTMENT - 23.3% +
4,535,334	Fidelity Institutional Money Market Portfolio to yield 0.18%*
	(Cost - $4,535,334)	4,535,334

	TOTAL INVESTMENTS - 88.8% (Cost - $17,225,719) (a)	$ 17,275,793
	OTHER ASSETS LESS LIABILITIES - 11.2%	2,183,403
	TOTAL NET ASSETS - 100.0%	$ 19,459,196

*Variable rate security, the money market rate shown represents the rate at June 30, 2012.
(a)Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substanially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 55,710
	Unrealized depreciation:	(5,636)
	Net unrealized appreciation:	$ 50,074

		Unrealized
		Appreciation / (Depreciation)
	LONG SWAP +

SGI Smart Market Neutral Commodity Index - June 2012, Long Custom Commodity Index Swap - Societe Generale - 3 Year Agreement (monthly reset) to receive appreciation (or depreciation) of index plus dividends less contractual fixed fee rate (0.15% multiplied by the number of elapsed days divided by 366) multiplied by notional value ($21,038,622).  Swap may reset intra-month if index moves more than 8% in either direction.

		$ (267,514)

	Total Net Unrealized Depreciation on Swap Contract	$ (267,514)

+	All or a portion of this investment is a holding of Equinox MNCS Fund Limited

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust's Fair Value Committee and in accordance with the Trust's Portfolio Valuation Procedures (the "Procedures"). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,740,459	$ -	$ -	$ 12,740,459
Short-Term Investments	4,535,334	-	-	4,535,334
Total	$ 17,275,793	$ -	$ -	$ 17,275,793

Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contract	$ -	$ 267,514	$ -	$ 267,514
Total	$ -	$ 267,514	$ -	$ 267,514

There were no significant transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund's policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Equinox Commodity Strategy Fund ("ECSF") with Equinox MNCS Fund Limited ("EMNCS-CFC") – The Consolidated Portfolio of Investments includes the accounts of EMNCS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ECSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ECSF's investment objectives and policies.

EMNCS-CFC utilizes commodity based derivative products to facilitate ECSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ECSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ECSF Prospectus.

A summary of the ECSF's investments in the EMNCS=CFC is as follows:

	Inception Date of SPC	SPC Net Assets at June 30, 2012	% Of Total Net Assets at June 30, 2012
EMNCS-SPC	1/24/2011	$ 3,047,258	15.66%

For tax purposes, EMNCS-CFC is an exempted Cayman investment company. EMNCS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EMNCS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, EMNCS-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The notional value of the swap disclosed on the Consolidated Portfolio of Investments at June 30, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

8/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

       Robert J. Enck, President

Date

8/24/12

By (Signature and Title)

*/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

8/24/12